Remuneration (Tables)	12 Months Ended
Dec. 31, 2020
Renumeration [abstract]
Schedule Of Renumeration Explanatory [Table Text Block]
	Full year
(in USD million, except average number of employees)	2020	2019	2018

Salaries1)	2,625	2,766	2,863
Pension costs2)	432	446	463
Payroll tax	368	413	409
Other compensations and social costs	283	330	318

Total payroll costs	3,707	3,955	4,052

Average number of employees3)	21,700	21,400	20,700

1)Salaries include bonuses, severance packages and expatriate costs in addition to base pay.

2)See note 19 Pensions.

3)Part time employees amount to 2% for 2020, 4% for 2019 and 3% for 2018.

Remuneration to members of the BoD and the CEC [text block]
	Full year
(in USD thousand)1)	2020	2019	2018

Current employee benefits	8,986	10,958	12,471
Post-employment benefits	589	661	667
Other non-current benefits	14	18	21
Share-based payment benefits	119	147	197

Total benefits	9,708	11,782	13,356

1) All figures in the table are presented on accrual basis.